Other operating income	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Other operating income
	12 months ended December 31,	12 months ended December 31,
USD'000	2020	2019
Other operating income from related parties	43	140
Other operating income - other	-	40
Total other operating income	43	180

In the year 2020, other operating income from related parties was made up of the amounts invoiced by WISeKey to the OISTE Foundation for the use of its premises and equipment.